Subsidiaries	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Subsidiaries
25.	Subsidiaries
The Company’s major subsidiaries are as follows:

Names of Major Subsidiaries	Major Business Activities	Location	Ownership ratio of voting rights (%)
Medisa Shinyaku Inc.	Sale of prescription medications	Japan	100.0
Kaken Shoyaku Co., Ltd.	Manufacture and sale of prescription medications	Japan	100.0
Sawai America Holdings Inc.	Holding Company	US	100.0
Sawai America LLC	Management of subsidiaries through holding of interests in subsidiaries	US	80.0
Upsher-Smith Laboratories, LLC	Manufacture and sale of prescription medications	US	80.0